SHAREHOLDERS' EQUITY (Schedule of Share Capital) (Details)	Jun. 30, 2024 ILS (₪) shares	Jun. 30, 2024 USD ($) shares	Dec. 31, 2023 ILS (₪) shares	Dec. 31, 2023 USD ($) shares
Number of Ordinary Shares
Authorized share capital (Shares)	2,500,000,000	2,500,000,000	2,500,000,000	2,500,000,000
Issued and paid-up share capital (Shares)	1,199,089,165	1,199,089,165	1,086,589,165	1,086,589,165
Authorized share capital | ₪	₪ 250,000,000		₪ 250,000,000
Issued and paid-up share capital	₪ 119,908,916	$ 34,411,291	₪ 108,658,916	$ 31,355,056